Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 52,731	¥ 43,678	¥ 37,772
Currency translation differences	(378)	(1,286)	261
Fair value changes on financial assets at fair value through other comprehensive income	(2,128)	5,219	1,031
Share of other comprehensive losses of an associate	4	(9)	(1)
Share based compensation	647	569	519
Exercise of share options/RSU	48	190	172
Additional investments in non-wholly owned subsidiaries	(19)	(2)	(84)
Ending balance	51,055	52,731	43,678
Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	6,300	2,187	903
Currency translation differences	(378)	(1,286)	261
Fair value changes on financial assets at fair value through other comprehensive income	(2,128)	5,219	1,031
Transfer of gains on disposal of financial instruments to retained earnings	(56)
Share of other comprehensive losses of an associate	4	(9)	(1)
Share based compensation	647	569	519
Exercise of share options/RSU	(646)	(429)	(465)
Additional investments in non-wholly owned subsidiaries	(19)	(2)	(76)
Profit appropriations to PRC statutory reserves	2	51	15
Ending balance	3,726	6,300	2,187
Share-based compensation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,610	1,470	1,416
Share based compensation	647	569	519
Exercise of share options/RSU	(646)	(429)	(465)
Ending balance	1,611	1,610	1,470
Contribution From Ultimate Holding Company
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463	463
Ending balance	463	463	463
PRC statutory reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	145	94	79
Profit appropriations to PRC statutory reserves	2	51	15
Ending balance	147	145	94
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(574)	712	451
Currency translation differences	(378)	(1,286)	261
Ending balance	(952)	(574)	712
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	5,575	356	(675)
Fair value changes on financial assets at fair value through other comprehensive income	(2,128)	5,219	1,031
Transfer of gains on disposal of financial instruments to retained earnings	(56)
Ending balance	3,391	5,575	356
Others | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(919)	(908)	(831)
Share of other comprehensive losses of an associate	4	(9)	(1)
Additional investments in non-wholly owned subsidiaries	(19)	(2)	(76)
Ending balance	¥ (934)	¥ (919)	¥ (908)